SEGMENT INFORMATION - Segment Information (Details) - Perceptive [Member] - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
SEGMENT INFORMATION [Abstract]
Cash	$ 1,129,684	$ 865,031
Investments held in Trust Account	88,654,397	91,872,418
General and administrative expenses	494,005	2,980,553
Interest earned on investments held in Trust Account	$ 2,366,001	$ 3,821,319